AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
AVAILABLE-FOR-SALE SECURITIES
Proceeds from sale of available-for-sale securities	$ 500,000		$ 9,300,000	$ 500,000
Gain on sale of available-for-sale securities	420,000		4,814,000	346,000
Schedule of Available-for-sale Securities
Estimated fair value	100,654,000	99,109,000	100,654,000	99,109,000	99,109,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost	47,689,000		47,689,000		50,958,000
Unrealized gains (losses) in accumulated other comprehensive income	48,381,000		48,381,000		48,151,000
Estimated fair value	96,070,000		96,070,000		99,109,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost	6,038,000		6,038,000
Unrealized gains (losses) in accumulated other comprehensive income	(1,454,000)		(1,454,000)
Estimated fair value	$ 4,584,000		$ 4,584,000
Percentage of total fair value of investments in unrealized loss position (as a percent)	5.00%		5.00%
Duration of impairment for investments in available-for-sale securities (in months)			3